Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash	$ 1,515,674	$ 398,391
Accounts Receivable, net	104,538	288,236
Note Receivable, net	788,500
Inventory	192,705	187,241
Prepaid Assets	55,278	36,056
Total Current Assets	2,656,695	909,924
Other Assets:
Property and Equipment, net	411,643	564,933
Intangible Assets, net	294,396	226,450
Investment in Joint Venture	500	500
Prepaid Stock Compensation	31,576	167,562
Total Other Assets	738,115	959,445
TOTAL ASSETS	3,394,810	1,869,369
Current Liabilities:
Accounts Payable	100,884	112,175
Notes Payable, net of original issue discount of $0 and $69,703, respectively and debt discount of $358,280 at December 31, 2016	100,000	561,834
Deferred Revenue	35,680	3,315
Accrued Expenses	146,330	121,801
Total Current Liabilities	382,894	799,125
Long-Term Liabilities
Derivative Liability		93,206
Total Long-Term Liabilities		93,206
TOTAL LIABILITIES	382,894	892,331
Commitments & Contingencies
Stockholders' Equity
Preferred Stock, $0.001 par; 10,000,000 shares authorized; None issued and outstanding
Common Stock, $0.001 par; 15,000,000 shares authorized; 4,978,929 and 3,133,789 issued and outstanding, respectively	4,979	3,135
Additional Paid-In Capital	17,345,407	10,734,857
Accumulated Deficit	(14,338,470)	(9,760,954)
Total Stockholders' Equity	3,011,916	977,038
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,394,810	$ 1,869,369